Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

(CGRO)	CoreValues Alpha Greater China Growth ETF

Listed on NYSE Arca, Inc.

March 3, 2025

Supplement to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”),

each dated January 28, 2025

Effective immediately, all references to Tim Chen in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Please retain this Supplement for future reference.